Risks Arising from Financial Instruments - Summary of Estimated Impact on Changes in the Price of Commodities (Detail) - Commodity price risk [member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Aluminum [member]
Disclosure of sensitivity analysis for each type of commodity price risk [line items]
Volatility of prices	22.00%	22.00%
Pre-tax impact on equity Prices increases	$ 504	$ 408
Pre-tax impact on equity Prices decrease	$ (504)	$ (408)
Energy [member]
Disclosure of sensitivity analysis for each type of commodity price risk [line items]
Volatility of prices	47.00%	44.00%
Pre-tax impact on equity Prices increases	$ 100	$ 92
Pre-tax impact on equity Prices decrease	$ (100)	$ (92)
Corn [member]
Disclosure of sensitivity analysis for each type of commodity price risk [line items]
Volatility of prices	19.00%	19.00%
Pre-tax impact on equity Prices increases	$ 38	$ 38
Pre-tax impact on equity Prices decrease	$ (38)	$ (38)
Plastic [member]
Disclosure of sensitivity analysis for each type of commodity price risk [line items]
Volatility of prices	16.00%	16.00%
Pre-tax impact on equity Prices increases	$ 14	$ 12
Pre-tax impact on equity Prices decrease	$ (14)	$ (12)
Sugar [member]
Disclosure of sensitivity analysis for each type of commodity price risk [line items]
Volatility of prices	27.00%	27.00%
Pre-tax impact on equity Prices increases	$ 18	$ 20
Pre-tax impact on equity Prices decrease	$ (18)	$ (20)
Wheat [member]
Disclosure of sensitivity analysis for each type of commodity price risk [line items]
Volatility of prices	27.00%	27.00%
Pre-tax impact on equity Prices increases	$ 12	$ 13
Pre-tax impact on equity Prices decrease	$ (12)	$ (13)
Rice [member]
Disclosure of sensitivity analysis for each type of commodity price risk [line items]
Volatility of prices	38.00%	38.00%
Pre-tax impact on equity Prices increases	$ 10	$ 18
Pre-tax impact on equity Prices decrease	$ (10)	$ (18)